Share Capital And Share Premium - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Disclosure Of Share Capital And Share Premium [Line Items]
Expected dividend, share options granted | $	$ 100,000
Par value per share | $ / shares	$ 0.00001
Ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Share based payments number of shares granted | shares	10,000,000,000